BANK BORROWINGS (Details Narrative)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Debt Instrument [Line Items]
variable rate	6.20%	6.20%
Minimum [Member]
Debt Instrument [Line Items]
Bear annual interest rate	2.50%	2.50%
Debt instrument term	150 days
Maximum [Member]
Debt Instrument [Line Items]
Bear annual interest rate	3.25%	3.25%
Debt instrument term	5 days